Risk Report - Impaired loans, allowance for loan losses and coverage ratios by business division (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Total Consolidated Segments [Domain Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans		€ 6,234	€ 7,447
Loan loss allowance		€ 3,921	€ 4,546
Impaired loan coverage ratio in %		63.00%	61.00%	[1]
2017 increase (decrease) from 2016, Impaired Loans		€ (1,213)
2017 increase (decrease) from 2016, Impaired loan coverage ratio in ppt		0.02
Corporate & Investment Bank [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans		€ 2,517	€ 3,007
Loan loss allowance		€ 1,565	€ 1,893
Impaired loan coverage ratio in %		62.00%	63.00%	[1]
2017 increase (decrease) from 2016, Impaired Loans		€ (490)
2017 increase (decrease) from 2016, Impaired loan coverage ratio in ppt		(0.01)
Private & Commercial Bank [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans		€ 3,717	€ 3,646
Loan loss allowance		€ 2,355	€ 2,217
Impaired loan coverage ratio in %		63.00%	61.00%	[1]
2017 increase (decrease) from 2016, Impaired Loans		€ 71
2017 increase (decrease) from 2016, Impaired loan coverage ratio in ppt		0.02
Deutsche Asset Management [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans		€ 0	€ 0
Loan loss allowance		0	1
2017 increase (decrease) from 2016, Impaired Loans		0
Non-Core Operations Unit [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans	[2]	0	794
Loan loss allowance	[2]	0	462
2017 increase (decrease) from 2016, Impaired Loans	[2]	(794)
thereof: assets reclassified to loans and receivables according to IAS 39 [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans		0	92
Loan loss allowance		0	69
2017 increase (decrease) from 2016, Impaired Loans		(92)
Consolidation & Adjustments [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans		1	0
Loan loss allowance		1	€ 4
2017 increase (decrease) from 2016, Impaired Loans		€ 0

[1]	2016 Impaired loans and Loan loss allowance numbers have been restated to reflect restructuring of business areas
[2]	From 2017 onwards, Non-Core Operations Unit (NCOU) ceased to exist as a standalone division. The remaining impaired assets and the corresponding loan loss allowance as of December31, 2016 are now managed by the corresponding core operating segments, predominantly Private & Commercial Bank